AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON July 29, 2003
                                                 SECURITIES ACT FILE NO 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

              Pre-Effective Amendment No. ___                                [ ]

              Post-Effective Amendment No. 158                               [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                              Amendment No. 159                              [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                            615 East Michigan Street
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (414) 765-5344
               Registrant's Telephone Number, Including Area Code

                                Robert M. Slotky
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ X ]   immediately upon filing pursuant to paragraph (b).
[   ]   on July 29, 2003 pursuant to paragraph (b).
[   ]   60 days after filing pursuant to paragraph (a)(1).
[   ]   on (date) pursuant to paragraph (a)(1).
[   ]   75 days after filing pursuant to paragraph (a)(2).
[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           WOMEN'S EQUITY MUTUAL FUND
--------------------------------------------------------------------------------




                                   PROSPECTUS






                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                                  July 29, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                           WOMEN'S EQUITY MUTUAL FUND,
                  a series of Professionally Managed Portfolios



The Women's Equity Mutual Fund is a mutual fund that seeks to provide long-term capital appreciation by investing primarily in equity securities. The Fund invests in securities of companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality.

Pro-Conscience Funds, Inc. is the investment advisor to the Fund. Boston Trust Investment Management, Inc. is the Sub-Advisor to the Fund.




                  The date of this Prospectus is July 29, 2003




                                Table of Contents

AN OVERVIEW OF THE FUND........................................................4
PERFORMANCE....................................................................5
FEES AND EXPENSES..............................................................6
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.......................6
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................8
MANAGEMENT OF THE FUND.........................................................9
SHAREHOLDER INFORMATION.......................................................10
PRICING OF FUND SHARES........................................................14
DIVIDENDS AND DISTRIBUTIONS...................................................14
TAX CONSEQUENCES..............................................................15
RULE 12b-1 FEES...............................................................15
FINANCIAL HIGHLIGHTS..........................................................15
PRIVACY NOTICE................................................................17



                           Women's Equity Mutual Fund

AN OVERVIEW OF THE FUND

WHAT IS THE         The Fund seeks to provide long-term capital  appreciation by
FUND'S              investing primarily in equity securities.
INVESTMENT
GOAL?


WHAT ARE THE        The Fund  primarily  invests in common  stocks of  companies
FUND'S PRINCIPAL    that satisfy certain social responsibility criteria and that
INVESTMENT          are proactive  toward women's social and economic  equality.
STRATEGIES?         In  selecting  investments,   the  Advisor  and  Sub-Advisor
                    attempt to identify which market sectors are likely to achieve attractive returns consistent with preservation of the Fund's assets. The Fund seeks to purchase individual securities within each industry sector that have sound competitive positions and strategies that meet the Fund's criteria for social responsibility.

WHAT ARE THE        There  is the  risk  that  you  could  lose  money  on  your
PRINCIPAL RISKS OF  investment in the Fund. The following risks could affect the
INVESTING IN THE    value of your investment:
FUND?

                    o    The stock market goes down
                    o Interest rates go up which can result in a decline in the equity market
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated
                    o The Fund's social policy may cause it to pass up opportunities to buy certain securities or may cause it to sell certain securities for social reasons when circumstances might otherwise be unfavorable


WHO MAY WANT TO     The Fund may be appropriate for investors who:
INVEST IN THE FUND?


                    o Want an exposure to equity investment in companies that promote social and economic equality of women
                    o    Are pursuing a long-term goal such as retirement
                    o Are willing to accept higher short-term risk along with higher potential for long-term growth of capital

                    The Fund may not be appropriate for investors who:

                    o    Need regular income or stability of principal
                    o    Are pursuing a short-term goal

                           Women's Equity Mutual Fund
PERFORMANCE


     The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund's performance has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns*

[bar chart]
1994    -0.05%
1995    16.96%
1996    14.49%
1997    28.58%
1998    28.77%
1999     8.30%
2000     2.55%
2001    -3.16%
2002   -14.59%


* The Fund's year-to-date return as of 06/30/03 was 7.21%

During the period shown in the bar chart, the Fund's highest quarterly return was 22.18% for the quarter ended December 31, 1998 and the lowest quarterly return was -14.42% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2002


                                                               Since Inception
                                             1 Year    5 Years (10/1/93)
                                            --------- -------- ---------
Women's Equity Mutual Fund

     Return Before Taxes                     -14.59%   3.41%    8.13%
     Return After Taxes on Distributions (1) -14.59%   2.64%    7.27%
     Return After Taxes on Distributions -8.96% 2.85% 6.63% and Sale of Fund Shares (1) (2)
S&P 500 Index (3)                            -22.11%  -0.59%    9.27%

(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher for certain figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.
(3) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.


FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases ...............      None
Maximum deferred sales charge (load) ...........................      None

Annual Fund Operating Expenses*
(expenses that are deducted from Fund assets)
Management Fees ................................................      1.00%
Distribution (12b-1) Fees ......................................      0.25%
Other Expenses .................................................      1.23%
                                                                      -----
Total Annual Fund Operating Expenses ...........................      2.48%
     Fee Reduction and/or Expense Reimbursement.................    (0.98)%
                                                                    -------
Net Annual Fund Operating Expenses .............................      1.50%
                                                                      =====
* The Advisor has contractually agreed to reduce its fees and/or absorb Fund expenses until such contractual arrangement is terminated by the Board of Trustees to ensure the Fund's net annual fund operating expenses will not exceed the net expense amount shown. This contract may be terminated by the Board of Trustees at any time. The Advisor reserves the right, subject to limitations, to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund.


Example


     This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. The figures below are based on net annual fund operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


                 One Year ........................................    $ 153
                 Three Years .....................................    $ 474
                 Five Years ......................................    $ 818
                 Ten Years .......................................  $ 1,791

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

     The goal of the Fund is to provide long-term capital appreciation by investing primarily in equity securities.

     The Fund emphasizes the purchase of common stocks of companies that satisfy certain social responsibility criteria and that are proactive toward women's social and economic equality. Under normal market conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) will be invested in equity securities of companies believed to have these characteristics.

     The security selection process begins with an analysis of equity market sectors. The Advisor and Sub-Advisor seek to determine which sectors are expected to produce the greatest returns while controlling portfolio risk. This analysis includes the likely outcomes for inflation, profits, employment, the dollar and economic variables, together with the prices of stocks in various sectors. Based upon this analysis, the Advisor and Sub-Advisor construct a portfolio that is considered to achieve appropriate sector and security diversification for the purpose of meeting the Fund's investment objective.

     Within each industry sector, individual stock selection is based upon analysis of the company's fundamental characteristics including financial strength, response to industry and economy-wide changes and price and cost trends. The Fund seeks to purchase companies with sound competitive positions and strategies. The Fund emphasizes reasonably-valued companies with above-average earnings growth, sustained profitability, and above-average return on invested capital.

     Company management is also evaluated based on policies and practices toward women's social and economic equality. The Advisor and the Sub-Advisor look for companies that exhibit some or all of the following socially responsible characteristics:



     o    promote  women  to  top  executive   positions  and  compensate   them
          accordingly
     o    have a high percentage of women directors on the board
     o    have strong support from senior executives for workplace equality
     o provide career development and training programs for women employees including mentoring and company-sponsored women's networking groups
     o    monitor hiring and promotion activity closely
     o    offer programs addressing work/life balance concerns
     o    use women-owned companies as vendors and service providers
     o present positive images of women in their advertising, promotion and marketing
     o are accountable and transparent to employees, investors and the communities in which they operate

Companies that exhibit some or all of the following characteristics are also considered to:

     o    have a good record on minority employment and advancement
     o    exhibit fair employee relations
     o    provide high quality and beneficial products or services
     o    to show leadership on environmental issues


The following characteristics are viewed negatively when selecting potential investments:

     o    has a pattern of Equal Employment Opportunity Act violations
     o    promotes sexist stereotypes in the workplace or in their advertising
     o    markets products that adversely affect women
     o    unwillingness to engage in dialogue concerning women's issues

     A decision to sell all or part of a portfolio holding will be made for one or more of the following reasons: company fundamentals no longer meet the Advisor and Sub-Advisor's investment criteria, a decision has been reached to reduce allocation to an industry or economic sector or the Advisor and Sub-Advisor's valuation parameters have been exceeded.

     The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.


     Under normal market conditions, the Fund will stay fully invested in stocks. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposits, bankers' acceptances, time deposits, commercial paper, short-term notes, or money market instruments in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return are summarized above under "An Overview of the Fund." These risks are discussed in more detail below.

Market Risk

     The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

MANAGEMENT OF THE FUND

The Advisor


     Pro-Conscience Funds, Inc. (the "Advisor") founded in 1993, is the investment advisor to the Fund. The Advisor's address is 625 Market Street, 16th Floor, San Francisco CA 94105. The Advisor develops the Fund's investment policy, including guidelines and social criteria for screening companies for their policies on behalf of women, and oversees the management of the Fund's investments. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended March 31, 2003, the Advisor received advisory fees of 0.02% of the Fund's average daily net assets, net of waiver.

The Sub-Advisor

     Boston Trust Investment Management, Inc., (the "Sub-Advisor") a wholly owned subsidiary of United States Trust Company of Boston, is the sub-advisor to the Fund. The Sub-Advisor's address is 40 Court Street, Boston, MA 02108. The Sub-Advisor is a Massachusetts corporation. The Sub-Advisor has over $200 million of assets under management.

     Together with the Advisor, the Sub-Advisor is responsible for providing the social screening for the Fund's portfolio, as well as formulating and implementing the Fund's investment program. For its services, the Advisor pays the Sub-Advisor a monthly sub-advisory fee based upon the Fund's average daily net assets. For the fiscal year ended March 31, 2003, the Sub-Advisor received from the Advisor sub-advisory fees of 0.25% of the Fund's average daily net assets.

Portfolio Managers

     William Apfel, Co-Manager, (Born 1952) advises the Women's Equity Mutual Fund. Currently, and for more than the past 10 years, Mr. Apfel has also been employed by United States Trust Company of Boston in various positions and currently serves as Senior Vice President, Director of Securities Research, and Portfolio Manager. Mr. Apfel is a Chartered Financial Analyst, and is a member of the Boston Security Analysts Society and the Association for Investment Management and Research. He earned his BA from the State University of New York at Binghamton, his MA from Georgetown University, and his Ph.D. from Brown University.

     Heidi Soumerai, (Born 1957) is the Co-Manager of the Women's Equity Mutual Fund. For more than the past five years, Ms. Soumerai also has been employed by United States Trust Company of Boston and currently serves as Director of Social Research. Ms. Soumerai earned a BS from the University of Massachusetts and an MBA with High Honors from Boston University. She is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.


Fund Expenses

     The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.50% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION


How to Buy Shares


     You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $500 and add to you account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments of $50 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.


     The USA PATRIOT ACT requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

     You may purchase shares of the Fund by check or wire. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars. Third party checks, cash, money orders and cashier's checks will not be accepted. Also, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled. A charge may be imposed if your check does not clear. The Fund does not issue share certificates and its shares are not registered for sale outside of the United States. The Fund reserves the right to reject any purchase in whole or in part.

By Check

     If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to the "Women's Equity Mutual Fund") to:


     FOR REGULAR MAIL DELIVERY
     Women's Equity Mutual Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

     FOR OVERNIGHT DELIVERY
     Women's Equity Mutual Fund
     c/o U.S. Bancorp Fund Services, LLC
     615 E. Michigan Street, 3rd Floor
     Milwaukee, WI 53202-5207


     Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

     If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to the "Women's Equity Mutual Fund" to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire

     If you are making your first investment in the Fund, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once your account has been established, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

     U.S. Bank, National Association
     425 Walnut Street
     Cincinnati, OH 45202
     ABA Routing Number: 042000013
     For credit to U.S. Bancorp Fund Services, LLC
     DDA #112-952-137
     For further credit to:      Women's Equity Mutual Fund
                                 Shareholder Registration
                                 Shareholder Account Number (if known)


     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

Through Broker/Dealers

     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Automatic Investment Plan


     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be a minimum of $50. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing sufficiently in advance of the next withdrawal.

Retirement Plans

     The Fund offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA by calling (866) 811-0221. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Sell Shares

     You have the right to redeem all or any portion of your shares of the Fund at their next calculated net asset value on each day the NYSE is open for trading.

Redemption by Mail


     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

     Women's Equity Mutual Fund
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701


     To protect the Fund and its shareholders, a signature guarantee is required if the value of the shares you wish to redeem exceeds $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by Telephone

     If you complete the Telephone and Internet Options portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (866) 811-0221 before the close of trading on the NYSE. This is normally 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day and mailed to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (866) 811-0221 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.


Redemption in Kind


     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

PRICING OF FUND SHARES


     The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.


     The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

     By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

RULE 12b-1 FEES

     The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of the Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS


     This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accountants. Their report and the Fund's financial statements are included in the Annual Report dated March 31, 2003, which is available upon request.


For a capital share outstanding throughout each year

                                                   Year Ended March 31,
                                         ---------------------------------------

                                            2003    2002    2001    2000    1999

Net asset value, beginning of year        $18.50   $17.41  $20.76  $19.86  $18.07
                                          ------   ------  ------  ------  ------

Income from investment operations:
Net investment income (loss)              (0.01)   (0.03)  (0.07)  (0.09)  (0.06)

Net realized and unrealized
  gain (loss) on investments              (3.84)   1.66    (1.87)  1.94    2.65
                                          ------   ----    ------  ----    ----

Total from investment operations          (3.83)   1.63    (1.94)  1.85    2.59
                                          ------   ----    ------  ----    ----
Less distributions:

From net realized gain                         --  (0.54)  (1.41)  (0.95)  (0.80)
                                          -------  ------  ------  ------  ------

Net asset value, end of year              $14.67   $18.50  $17.41  $20.76  $19.86
                                          ======   ======  ======  ======  ======

Total return                              (20.75)% 9.59%   (9.87)% 9.60%   14.76%

Ratios/supplemental data:

Net assets, end of year (millions)        $12.9    $12.7   $10.6   $11.8   $9.8

Ratio of expenses to average net assets:

Before fees waived and expenses absorbed  2.48%    2.62%   2.48%   2.47%   2.70%

After fees waived and expenses absorbed   1.50%    1.50%   1.50%   1.50%   1.50%

Ratio of net investment loss to
average net assets:

Before fees waived and expenses absorbed  (1.01)%  (1.33)% (1.35)% (1.42)% (1.60)%

After fees waived and expenses absorbed   (0.03)%  (0.21)% (0.37)% (0.45)% 0.40%

Portfolio turnover rate                   16.31%   14.64%  16.24%  19.32%  16.36%



PRIVACY NOTICE


     The Fund collects non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;
     o    Information you give us orally; and
     o    Information about your transactions with us or others.

     We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.



                               Investment Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                          625 Market Street, 16th Floor
                         San Francisco, California 94105
                              www.womens-equity.com
                                 (415) 547-9135
                                 (888) 552-9363

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                    Custodian
                         U.S. BANK, NATIONAL ASSOCIATION
                                425 Walnut Street
                             Cincinnati, Ohio 45201

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                 (866) 811-0221

                              Independent Auditors
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

--------------------------------------------------------------------------------

                           WOMEN'S EQUITY MUTUAL FUND,
                  a series of Professionally Managed Portfolios

     For investors who want more information about the Fund, the following documents are available free upon request:

     Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     Statement of Additional  Information  (SAI): The SAI provides more detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

     You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at (888) 552-9363 or the Fund's transfer agent at:

                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (866) 811-0221

     You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in
Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

     o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or
     o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
     o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

 ------------------------------------------------------------------------------

         (The Trust SEC Investment Company Act file number is 811-05037)


                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 29, 2003

                           WOMEN'S EQUITY MUTUAL FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          625 Market Street, 16th Floor
                             San Francisco, CA 94105
                                 (888) 552-9363
                                 (866) 811-0221


This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated July 29, 2003, as may be revised, of the Women's Equity Mutual Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Pro Conscience Funds, Inc. (the "Advisor") is the advisor to the Fund. Boston Trust Investment Management, Inc. (the "Sub-Advisor") is the sub-advisor to the Fund. A copy of the Fund's Prospectus is available by calling either of the numbers listed above.

The Fund's financial statements for the fiscal year ended March 31, 2003, are incorporated herein by reference to the Fund's Annual Report dated March 31, 2003. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.


                                          TABLE OF CONTENTS

THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS.......................................................10
DISTRIBUTIONS AND TAX INFORMATION.............................................11
TRUSTEES AND EXECUTIVE OFFICERS...............................................14
THE FUND'S INVESTMENT ADVISOR.................................................17
SERVICE PROVIDERS.............................................................20
THE FUND'S DISTRIBUTOR........................................................21
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................22
PORTFOLIO TURNOVER............................................................24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................24
DETERMINATION OF SHARE PRICE..................................................27
PERFORMANCE INFORMATION.......................................................28
ANTI-MONEY LAUNDERING PROGRAM.................................................31
PROXY VOTING POLICIES AND PROCEDURES..........................................31
GENERAL INFORMATION...........................................................32
FINANCIAL STATEMENTS..........................................................33
APPENDIX A....................................................................34
APPENDIX B....................................................................36



                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.


     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES


     The Pro-Conscience Women's Equity Mutual Fund is a mutual fund with the investment objective of providing long-term capital appreciation by investing primarily in equity securities. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual Fund's holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund's total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

     There can be no assurance the objective of the Fund will be attained. The discussion below supplements information contained in the Fund's Prospectus as to investment policies of the Fund.


Preferred Stock

     The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements

     The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Fixed-Income Securities

     Although equity securities are the primary focus for the Fund, the Advisor may also purchase fixed-income securities for the Fund's portfolio in pursuing its investment goal. Bond investments made by the Fund normally are those which are considered investment grade, including bonds which are direct or indirect obligations of the U.S. government, or which at the date of investment are rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by
Moody's Investors Service, Inc. ("Moody's) or of comparable quality as determined by the Fund. Bonds rated Baa or BBB are considered medium-grade obligations with speculative characteristics and are more susceptible to changing market conditions.

     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

     U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that may be purchased by the Fund are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in the Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

When-Issued Securities

     The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities


     The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees (referred to hereinafter as the "Board" or the "Trustees"), to ensure compliance with the Fund's investment restrictions.


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Board may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Foreign Securities


     The Fund may invest up to 20% of its assets in securities of foreign issuers. The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a domestic national securities exchange.


     American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Among the means through which the Fund may invest in foreign securities is the purchase of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United
States. While growing, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Currency Contracts and Related Options

     To the extent consistent with its investment objective and policies relating to investment in foreign securities, the Fund is authorized to engage in currency exchange transactions by means of buying and selling foreign currency on a spot basis, entering into foreign currency forward contracts, buying and selling currency options, futures and options on futures to the extent of up to 5% of its assets. The Fund has no present intention to do so.

     These   transactions   involve  certain  risks.  For  example,   there  are
significant differences between the securities markets and options, futures or currency contract markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use these transactions involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an options, futures or currency contract position. The variable degree of correlation between price movements of options, futures or currency contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on these transactions may be greater than gains in the value of the Fund's position. Also, options, futures and currency contract markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or might incur a loss. Although the use of these transactions is intended to reduce the risk of loss due to a decline in the value of the Fund's underlying position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. If the Fund determines to make use of these transactions to the limited degree set forth above, the Fund will observe the federal and other regulatory requirements pertaining to such transactions and will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such transactions to avoid leveraging of the Fund.

Short-Term Investments

     The Fund may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.


Investment Company Securities

     The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with their management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund would bear directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this Statement of Additional Information).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation.

     8. Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

     The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Fund may not:

     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

     2. Invest in any issuer for purposes of exercising control or management.

     3. Invest in securities of other investment companies except as permitted under the 1940 Act.


     4. Invest, in the aggregate, more than 15% of its net assets in securities that are not readily marketable or are illiquid.


     5. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     6. Make any change in its investment policies of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice.

     Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     The Fund's ordinary income generally includes interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     The Fund may purchase and write certain options, futures and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of the Fund's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstance.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

---------------------- ----------- ------------------- ----------------------------------------- ------------

                         Position   Term of Office and                                             Other
       Name, Address       with       Length of Time   Principal Occupation During Past Five    Directorships
          and Age       the Trust         Served                      Years                         Held
---------------------- ----------- ------------------- ----------------------------------------- --------------
                                      Independent Trustees of the Trust
---------------------------------- ----------------------------------------------------------------------------

Dorothy A. Berry*      Chairman     Indefinite Term    President, Talon Industries, Inc.          None.
  (born 1943)          and Trustee  since May 1991.    (administrative, management and business
2020 E. Financial Way                                  consulting); formerly Chief Operating
Suite 100                                              Officer, Integrated Asset Management
Glendora, CA 91741                                     (investment advisor and manager) and
                                                       formerly President, Value Line, Inc.
                                                       (investment advisory and financial
                                                       publishing firm).
---------------------- ----------- ------------------- ----------------------------------------- --------------
Wallace L. Cook*       Trustee      Indefinite Term    Retired.  Formerly Senior Vice             None.
  (born 1939)                       since May 1991.    President, Rockefeller Trust Co.;
2020 E. Financial Way                                  Financial Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
---------------------- ----------- ------------------- ----------------------------------------- --------------
Carl A. Froebel*       Trustee      Indefinite Term    Private Investor.  Formerly Managing       None.
  (born 1938)                       since May 1991.    Director, Premier Solutions, Ltd.
2020 E. Financial Way                                  Formerly President and Founder, National
Suite 100                                              Investor Data Services, Inc. (investment
Glendora, CA 91741                                     related computer software).
---------------------- ----------- ------------------- ----------------------------------------- --------------
Rowley W.P. Redington* Trustee      Indefinite Term    President; Intertech Computer Service      None.
  (born 1944)                       since May 1991.    Corp. (computer services and
2020 E. Financial Way                                  consulting); formerly Vice President,
Suite 100                                              PRS of New Jersey, Inc. (management
Glendora, CA 91741                                     consulting), and Chief Executive
                                                       Officer, Rowley Associates (consultants).
---------------------- ----------- ------------------- ----------------------------------------- --------------
Ashley T. Rabun*       Trustee      Indefinite Term    Founder and Chief Executive Officer,       Trustee,
  (born 1952)                       since May 2002.    InvestorReach, Inc. (financial services    E*TRADE
2020 E. Financial Way                                  marketing and distribution consulting).    Funds.
Suite 100
Glendora, CA 91741
---------------------- ----------- ------------------- ----------------------------------------- --------------
                                       Interested Trustee of the Trust
---------------------- ----------- ------------------- ----------------------------------------- --------------
Steven J. Paggioli**   Trustee      Indefinite Term    Consultant, U.S. Bancorp Fund Services,    Trustee,
  (born 1950)                       since May 1991.    LLC since July 2001; formerly, Executive   Managers
2020 E. Financial Way                                  Vice President, Investment Company         Funds.
Suite 100                                              Administration, LLC ("ICA") (mutual fund
Glendora, CA 91741                                     administrator and the Fund's former
                                                       administrator).
---------------------- ----------- ------------------- ----------------------------------------- --------------
                                            Officers of the Trust
---------------------- ----------- ------------------- ----------------------------------------- --------------
Robert M. Slotky       President   Indefinite Term     Vice President, U.S. Bancorp Fund           Not
(born 1947)                        since August 2002.  Services, LLC since July 2001; formerly,    Applicable.
2020 E. Financial Way                                  Senior Vice President, ICA (May 1997-July
Suite 100                                              2001).
Glendora, CA 91741
---------------------- ----------- ------------------- ----------------------------------------- --------------
Eric W. Falkeis        Treasurer   Indefinite Term     Vice President, U.S. Bancorp Fund           Not
  (born 1973)                      since August 2002.  Services, LLC since 1997; Chief Financial   Applicable.
615 East Michigan St.                                  Officer, Quasar Distributors, LLC since
Milwaukee, WI 53202                                    2000.
---------------------- ----------- ------------------- ----------------------------------------- --------------
Chad E. Fickett        Secretary   Indefinite Term     Assistant Vice President, U.S. Bancorp      Not
  (born 1973)                      since March 2002.   Fund Services, LLC since July 2000.         Applicable
615 East Michigan St.
Milwaukee, WI 53202

---------------------- ----------- ------------------- ----------------------------------------- --------------

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**   Denotes  Trustee who is an "interested  person" of the Trust under the 1940
     Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with U.S. Bancorp Fund Services, LLC, the Fund's administrator

     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust for the calendar year ended March 31, 2003. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.





                                   Aggregate     Pension or Retirement Estimated Annual   Total Compensation
                               Compensation From  Benefits Accrued as    Benefits Upon  from Trust(2) Paid to
       Name of Person/Position    the Trust(1)    Part of Fund Expenses    Retirement          Trustees
------------------------------ ----------------- --------------------- ---------------- ----------------------

Dorothy A. Berry, Trustee           $26,000               None               None              $26,000
------------------------------ ----------------- --------------------- ---------------- ----------------------
Wallace L. Cook, Trustee            $21,000               None               None              $21,000
------------------------------ ----------------- --------------------- ---------------- ----------------------
Carl A. Froebel, Trustee            $21,000               None               None              $21,000
------------------------------ ----------------- --------------------- ---------------- ----------------------
Rowley W.P. Redington, Trustee      $21,000               None               None              $21,000
------------------------------ ----------------- --------------------- ---------------- ----------------------
Ashley T. Rabun, Trustee            $21,000               None               None              $21,000
------------------------------ ----------------- --------------------- ---------------- ----------------------
(1) For the fiscal year ended March 31, 2003.
(2) During the fiscal year ended March 31, 2003, trustees' fees and expenses in the amount of $6,387 were allocated to the Fund.



Trust Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Fund's last fiscal year with respect to the Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Fund's financial statements and to ensure the integrity of each Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund's last fiscal year with respect to the Fund.

Control Persons, Principal Shareholders and Management Ownership


     A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of June 30, 2003, no Independent Trustee of the Trust beneficially owned shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. As of June 30, 2003, the following shareholders were considered to be either a control person or principal shareholder of the Funds:


---------------------------------- ----------- ----------- ---------------------
Name and Address                   # of Shares % Ownership  Type of Ownership
---------------------------------- ----------- ----------- ---------------------

Charles Schwab & Co. Inc.
101 Montgomery St.                 291,949.18    32.21%         Record
San Francisco, CA 94104

National Financial Services Corp.
1 World Financial Ct.               76,467.50     8.44%         Record
200 Liberty St.
New York, NY 10281-1003

National Investor Services, Inc.
55 Water Street, 32nd Floor         47,806.17     5.27%         Record
New York, NY 10041-0028

---------------------------------- ----------- ----------- ---------------------


     Furthermore, as of December 31, 2002, neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, had a direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.


                          THE FUND'S INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Fund by Pro-Conscience Funds Incorporated, the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.00%.

     The use of the name "Pro-Conscience" by the Fund is pursuant to a license granted by the Advisor, and in the event the Advisory Agreement with the Fund is terminated, the Advisor has reserved the right to require the Fund to remove any references to the name "Pro-Conscience."


     After its initial term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

     In renewing the Advisory Agreement on behalf of the Fund, at a meeting of the Board in June 2003, the Board including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; (e) the nature of the Fund's investments; and (f) the appropriateness of the fees paid by the Advisor to the Sub-Advisor. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.

     For the fiscal year ended March 31, 2003, the Advisor received $2,021 in advisory fees and waived an additional $123,617 in advisory fees. For the fiscal year ended March 31, 2002, the Advisor waived its advisory fees in the amount of $112,598 and reimbursed the Fund for expenses in the amount of $13,684. For the fiscal year ended March 31, 2001, the Advisor received $2,425 in advisory fees and waived an additional $111,955 in advisory fees.


     The Fund is responsible for its own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the "Fees and Expenses" Table (the "expense cap") of the Prospectus. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.

     Under the expense limitation agreement, the Advisor may recoup reimbursements made in any subsequent fiscal year over the following three fiscal years. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.

Sub-Advisor

     Boston Trust Investment Management, Inc. (BTIM), a Massachusetts corporation, is the Sub-Advisor to the Fund pursuant to a Sub-Advisory Agreement dated September 15, 1995. BTIM is a wholly-owned subsidiary of United States Trust Company of Boston (USTC), a Massachusetts-chartered banking and trust company. USTC is a wholly-owned subsidiary of Citizens Financial Group, Inc., Providence, Rhode Island, a Delaware corporation, which in turn is a wholly-owned subsidiary of the Royal Bank of Scotland plc, a banking company organized under the laws of Scotland. The Sub-Advisor, together with the Advisor, is responsible for formulating and implementing the Fund's investment program.

     The Sub-Advisory Agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Sub-Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, without penalty, by either party to the agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     In renewing the Sub-Advisory Agreement on behalf of the Fund, at a meeting of the Board in June 2003, the Board including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Sub-Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Sub-Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Sub-Advisory Agreement to the Sub-Advisor; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board noted, among other things, that the advisory fees paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Sub-Advisor's brokerage practices were reasonably efficient.


     For its services, the Sub-Advisor receives a Sub-Advisory fee from the Advisor at the rate of 0.25% of the Fund's average net assets annually. The Advisor is not obligated to pay the Sub-Advisor this fee until the net assets of the Fund reach $8 million.


     For the fiscal years ended March 31, 2003, 2002 and 2001, the Sub-Advisor received fees from the Advisor of $31,413.94, $28,139 and $28,595, respectively.


                                SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant


     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Administrator"), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. The Administrator also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator, the Distributor, and the Custodian are affiliated entities under the common control of U.S. Bancorp.

     For each of the fiscal years ended March 31, 2003, 2002 and 2001, the Administrator received fees of $30,000.


Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Accountants and Legal Counsel


     Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, are the independent accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.


     Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

                             THE FUND'S DISTRIBUTOR

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

Distribution Plan

     At a meeting held on September 15, 1995, shareholders approved a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay distribution and related expenses of up to 0.25% of the Fund's average net assets to the Advisor, as Distribution Coordinator. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board.

     The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

     Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund's principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

     While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.


     During the fiscal year ended March 31, 2003, the Fund paid fees of $31,410 to the Advisor, as Distribution Coordinator, of which $8,754 was for compensation to broker dealers, $12,319 was for compensation to sales personnel, $2,187 was for expenses related to advertising and marketing material, $5,295 was for printing, postage and office expenses and $2,855 was for other miscellaneous expenses.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Advisor and Sub-Advisor determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor and Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor and Sub-Advisor will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor or Sub-Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Advisor and Sub-Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreements with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor or Sub-Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor or Sub-Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor and Sub-Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's and Sub-Advisor's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor and Sub-Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor and Sub-Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


     For the fiscal year ended March 31, 2003, the Fund paid $10,321 in brokerage commissions with respect to portfolio transactions. Of such amount $2,784 was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor. For the fiscal year ended March 31, 2002, the Fund paid $7,009 in brokerage commissions with respect to portfolio transactions. Of such amount $1,726 was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor. For the fiscal year ended March 31, 2001, the Fund paid $3,553 in brokerage commissions with respect to portfolio transactions. Of such amount $814 was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Fund's portfolio turnover rate for the fiscal years ended March 31, 2003, 2002 and 2001 was 16.31%, 14.64% and 16.24%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

     The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.


Selling Shares Through your Investment Representative


     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.


Delivery of Redemption Proceeds


     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.


Telephone Redemptions


     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.


Redemptions-in-Kind

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.


Automatic Investment Plan

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

     However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board decides it is necessary.


     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

     Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated its net asset value per share as of March 31, 2003 is as follows:



                 Net Asset
        -----------------------------    =    Net Asset Value Per Share
             Shares Outstanding


                $12,856,527
        -----------------------------    =             $14.67
                  876,404


                             PERFORMANCE INFORMATION

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

     The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper
Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                       n
                                  P(1+T) = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.


     The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended March 31, 2003 was as follows:

           One Year                                         -20.75%
           Five Years                                        -0.31%
           Since Inception (October 1, 1993)                  7.37%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through March 31, 2003. Accordingly, the Fund's average annual total return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor or Sub-Advisor.


     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended March 31, 2003 was as follows:

           One Year                                          -20.75%
           Five Years                                         -1.06%
           Since Inception (October 1, 1993)                   6.53%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through March 31, 2003. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.


Average Annual Total Return (after Taxes on Distributions and Redemptions)


     The Fund's quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:


                                       n
                                P(1 + T) = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor or Sub-Advisor.


     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for the Fund for the fiscal year ended March 31, 2003 was as follows:

              One Year                                            -12.74%
              Five Years                                           -0.14%
              Since Inception (October 1, 1993)                     6.00%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through March 31, 2003. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust, on behalf of the Fund, has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT ACT"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper-anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Board has adopted a Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board's continuing oversight. The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Advisor has adopted Proxy Voting Polices that underscore the Advisor's concern that all proxy voting decisions be made in the best interests of the Fund. Pursuant to its Proxy Voting Policies, the Advisor has further delegated the responsibility for voting proxies relating to portfolios securities held by the Fund to the Sub-Advisor after reviewing the Sub-Advisor's Proxy Voting Policies and Procedures ("Sub-Advisor's Proxy Policies").

     The Policies require the Advisor and the Sub-Advisor to present to the Board, at least annually, their Proxy Policies and a record of each proxy voted by the Sub-Advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Sub-Advisor as involving a conflict of interest. Proxies are voted in accordance with guidelines established by the Sub-Advisor's Corporate Governance Committee. Certain of these guidelines are summarized below:

o The Sub-Advisor withholds votes for director nominees recommended by management in uncontested elections unless, among other things, less than 50% of the directors have financial ties to the company and there is at least one woman and one minority represented on the board.

o The Sub-Advisor votes against management's proposals regarding the adoption of poison pill provisions.

o The Sub-Advisor votes against a management proposal to eliminate or limit shareholders' rights to call a special meeting.

o The Sub-Advisor votes for shareholder proposals for reports on affirmative action policies and programs.

     The Sub-Advisor utilizes the services of Investor Responsibility Research Center ("IRRC") to track and vote proxies. Thus, to the extent a matter is specifically covered by the Sub-Advisor's guidelines, IRRC will vote the proxies automatically. Some proposals require special consideration by the Sub-Advisor's Corporate Governance Committee. In such instances, a decision is made on a case-by-case basis.

     Where a proxy proposal raises a material conflict between the Sub-Advisor's interests and the Fund's interests and has not automatically been voted by IRRC, the Sub-Advisor's Corporate Governance Committee will resolve the conflict and document the process.

     The Trust will be required to file new Form N-PX, with the Fund's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX is due no later than August 31, 2004. Once filed, Form N-PX for the Fund will be available without charge, upon request, by calling toll-free (866) 236-0050 and on the SEC's website at www.sec.gov.


                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board to issue a limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

     The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


     The Trust, the Advisor, the Sub-Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor, the Sub-Advisor and the Distributor to invest in securities that may be purchased or held by the Fund.


                              FINANCIAL STATEMENTS


     The annual report to shareholders for the Fund for the fiscal year ended March 31, 2003 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                   APPENDIX A
                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Standard & Poor's Ratings Group

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.





                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1: Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2: Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."


                                     PART C
                          (Women's Equity Mutual Fund)

                                OTHER INFORMATION

Item 23. Exhibits.

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Amended and Restated Bylaws was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 18, 2003 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  (i) Investment Advisory Agreement is filed herewith.

     (ii) Investment Sub-Advisory Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on July 25, 2002.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on March 27, 2003 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Operating Expenses Limitation Agreement is filed herewith.

     (v) Assumption Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on July 25, 2002.

     (vi) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Form Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on January 16, 1996 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) (i) Code of Ethics for Registrant and Advisor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

     (ii) Code  of  Ethics  for  Sub-Advisor  was  previously   filed  with  the
          Registration Statement on Form N1-A (File No. 33-12213) on July 25, 2002.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisers' Uniform Applications for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC") and each dated March 26, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:
----------------------------------------- --------------------------------------
       Advisors Series Trust               The Hennessy Mutual Funds, Inc.
----------------------------------------- --------------------------------------
        AHA Investment Funds                     Jacob Internet Fund
----------------------------------------- --------------------------------------
  Alpha Analytics Investment Trust           The Jensen Portfolio, Inc.
----------------------------------------- --------------------------------------
           Alpine Equity Trust                         Kenwood Funds
----------------------------------------- --------------------------------------
           Alpine Series Trust                   Kit Cole Investment Trust
----------------------------------------- --------------------------------------
     Alternative Investment Advisors            Light Revolution Fund, Inc.
----------------------------------------- --------------------------------------
             Blue & White Fund                        The Lindner Funds
----------------------------------------- --------------------------------------
          Brandes Investment Trust                       LKCM Funds
----------------------------------------- --------------------------------------
       Brandywine Advisors Fund, Inc.      Matrix Asset Advisor Value Fund, Inc.
----------------------------------------- --------------------------------------
            Brazos Mutual Funds                      Monetta Fund, Inc.
----------------------------------------- --------------------------------------
               Buffalo Funds                            Monetta Trust
----------------------------------------- --------------------------------------
            CCM Advisors Funds                           MP63 Fund
----------------------------------------- --------------------------------------
        CCMA Select Investment Trust                     MUTUALS.com
----------------------------------------- --------------------------------------
        Country Mutual Funds Trust                     NorCap Funds
----------------------------------------- --------------------------------------
            Cullen Funds Trust                        Optimum Q Funds
----------------------------------------- --------------------------------------
         Dow Jones Islamic Index                    Permanent Portfolio
----------------------------------------- --------------------------------------
              Everest Funds                     PIC Investment Trust Funds
----------------------------------------- --------------------------------------
        First American Funds, Inc.           Professionally Managed Portfolios
----------------------------------------- --------------------------------------
First American Insurance Portfolios, Inc.        Prudent Bear Mutual Funds
----------------------------------------- --------------------------------------
  First American Investment Funds, Inc.            Purisima Funds Trust
----------------------------------------- --------------------------------------
    First American Strategy Funds, Inc.                 Rainier Funds
----------------------------------------- --------------------------------------
              FFTW Funds, Inc.                        SEIX Funds, Inc.
----------------------------------------- --------------------------------------
        Fort Pitt Capital Funds               TIFF Investment Program, Inc.
----------------------------------------- --------------------------------------
             Gintel Fund                      Thompson Plumb Funds, Inc.
----------------------------------------- --------------------------------------
          Glenmede Fund, Inc.             TT International U.S.A. Master Trust
----------------------------------------- --------------------------------------
         Guinness Atkinson Funds                       Wexford Trust
----------------------------------------- --------------------------------------
     Harding, Loevner Funds, Inc.                    Zodiac Trust
----------------------------------------- --------------------------------------
      The Hennessy Funds, Inc.
----------------------------------------- --------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with  Positions and Offices
Business Address    Quasar Distributors, LLC   with Registrant
------------------- -------------------------- ---------------------
James R. Schoenike  President, Board Member    None
------------------- -------------------------- ---------------------
Donna J. Berth      Treasurer                  None
------------------- -------------------------- ---------------------
Joe Redwine         Board Member               None
------------------- -------------------------- ---------------------
Bob Kern            Board Member               None
------------------- -------------------------- ---------------------
Eric W. Falkeis     Board Member               None
------------------- -------------------------- ---------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not applicable.

Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

----------------------------------- --------------------------------------------
Records Relating to:                Are located at:
----------------------------------- --------------------------------------------
Registrant's Fund Administrator,    U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent  615 East Michigan Street, 3rd Floor
                                    Milwaukee, WI  53202
----------------------------------- --------------------------------------------
Registrant's Custodian              U.S. Bank, National Association
                                    425 Walnut Street
                                    Cincinnati, OH  45202
----------------------------------- --------------------------------------------
Registrant's Investment Advisor     Pro-Conscience Funds, Inc.
                                    625 Market Street, 16th Floor
                                    San Francisco, CA  94105
----------------------------------- --------------------------------------------
Registrant's Investment Sub-Advisor Boston Trust Investment Management, Inc.
                                    40 Court Street
                                    Boston, MA  02108
----------------------------------- --------------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

          Not Applicable.

Item 30. Undertakings.

          Not Applicable.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of July, 2003.


                                        Professionally Managed Portfolios

                                        By: /s/ Robert M. Slotky*
                                          -----------------------------------
                                            Robert M. Slotky
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 29, 2003.

Signature                             Title

/s/ Steven J. Paggioli*
-----------------------
Steven J. Paggioli                    Trustee

/s/ Dorothy A. Berry*
---------------------
Dorothy A. Berry                      Trustee

/s/ Wallace L. Cook*
--------------------
Wallace L. Cook                       Trustee

/s/ Carl A. Froebel*
--------------------
Carl A. Froebel                       Trustee

/s/ Rowley W. P. Redington*
---------------------------
Rowley W. P. Redington                Trustee

/s/ Ashley T. Rabun*
--------------------
Ashley T. Rabun                       Trustee

/s/ Robert M. Slotky*
---------------------
Robert M. Slotky                      President

/s/ Eric W. Falkeis*
--------------------
Eric W. Falkeis                       Treasurer and Principal Financial
                                      and Accounting Officer

*  By /s/ Eric W. Falkeis
   ----------------------
          Eric W. Falkeis
          Attorney-in-Fact pursuant to
          Power of Attorney



EXHIBIT INDEX

      Exhibit                                                   Exhibit No.
      -------                                                   -----------

      Investment Advisory Agreement                             EX-99.d.i.

      Operating Expenses Limitation Agreement                   EX-99.h.iv.

      Consent of Tait, Weller & Baker                           EX-99.j.